Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share Capital	Reserve For Share Based Payments	Accumulated Other Comprehensive Income (Loss)	Deficit
Balance, shares at Dec. 31, 2021		82,509,596
Balance, amount at Dec. 31, 2021	$ 26,293	$ 77,753	$ 1,676	$ (2,049)	$ (51,087)
Statement [Line Items]
Private placement, shares		8,750,000
Private placement, amount	2,151	$ 2,151	0	0	0
Exercise of share appreciation rights, shares		45,629,798
Exercise of share appreciation rights, amount	5,873	$ 5,873	0	0	0
Share issue expenses	(312)	(312)	0	0	0
Share-based payments	154	0	154	0	0
Cancellation and expiration of stock options	0	0	(1,015)	0	1,015
Comprehensive loss for the year	(4,646)	0	0	(1,941)	(2,705)
Balance, amount at Dec. 31, 2022	29,513	$ 85,465	815	(3,990)	(52,777)
Balance, shares at Dec. 31, 2022		136,889,394
Statement [Line Items]
Private placement, shares		21,000,000
Private placement, amount	3,315	$ 3,315	0	0	0
Share-based payments	152	0	152	0	0
Cancellation and expiration of stock options	0	0	(311)	0	311
Comprehensive loss for the year	(2,230)	0	0	820	(3,050)
Share issuance expense	(12)	(12)	0	0	0
Balance, amount at Dec. 31, 2023	30,738	$ 88,768	656	(3,170)	(55,516)
Balance, shares at Dec. 31, 2023		157,889,394
Statement [Line Items]
Private placement, shares		15,700,000
Private placement, amount	2,781	$ 2,781	0	0	0
Share-based payments	108	0	108	0	0
Cancellation and expiration of stock options	0	0	(6)	0	6
Comprehensive loss for the year	(3,621)	0	0	(2,499)	(1,122)
Share issuance expense	(26)	$ (26)	0	0	0
Conversion of RSUs to shares, shares		906,302
Conversion of RSUs to shares, amount	0	$ 165	(165)	0	0
Balance, amount at Dec. 31, 2024	$ 29,980	$ 91,688	$ 593	$ (5,669)	$ (56,632)
Balance, shares at Dec. 31, 2024		174,495,696